EMPLOYEE BENEFIT PLAN, STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 11,509,647
Interest and dividends	10,160,637
Total investment income	21,670,284
Interest on notes receivable from participants	193,870
Contributions:
Participant	6,788,312
Employer	5,112,494
Participant rollovers	1,914,836
Total contributions	13,815,642
Total additions	35,679,796
Deductions from net assets attributed to:
Benefits paid to participants	(6,521,230)
Rollover distributions	(7,469,957)
Administrative fees	(203,196)
Total deductions	(14,194,383)
Net increase	21,485,413
Net assets available for benefits:
Beginning of year	156,232,052
End of year	$ 177,717,465